Cover	Apr. 30, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 30, 2025
Entity Registrant Name	Midland States Bancorp, Inc.
Entity Incorporation, State or Country Code	IL
Entity File Number	001-35272
Entity Tax Identification Number	37-1233196
Entity Address, Address Line One	1201 Network Centre Drive
Entity Address, City or Town	Effingham
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	62401
City Area Code	217
Local Phone Number	342-7321
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001466026